Financial instruments - Liquidity risk - Additional (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)
Disclosure of detailed information about financial instruments
Maximum amount of term debt maturing in any 12-month period | $		$ 2.0
Weighted average maturity of gross debt portfolio to be maintained	5 years
Derivative financial liabilities	£ 111		£ 185
Current derivative financial liabilities	7		59
Non-current derivative financial liabilities	104		126
Derivative financial assets	112		74
Current derivative financial assets	50		35
Non-current derivative financial assets	62		39
Committed bank facility	2,600	$ 3.5
Hedging instruments | Fair value hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities	70		162
Derivative financial assets	10		21
Hedging instruments | Cash flow hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities	5		15
Derivative financial assets	51		43
Instruments not designated as hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities	36		8
Derivative financial assets	£ 51		£ 10